COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
16.	COMMITMENTS AND CONTINGENCIES

(a)	Acquisition on Goldshare Holdings Limited (“Goldshare”)

On April 1, 2011, the Group entered into a note subscription and share purchase agreement to acquire 3,142,857 shares (representing 44% of the outstanding shares) of Goldshare for a cash consideration of RMB22,000; and to subscribe to a convertible note to be issued by Goldshare for RMB20,000. The note can be convertible into 2,857,143 new shares of Goldshare at the option of the Group. If the Group exercises the conversion option of the convertible note, the Group will hold a total of 60% of the outstanding shares of Goldshare and Goldshare will become a subsidiary of the Group. The Group has not completed the acquisition of Goldshare because certain closing conditions, including the condition that required Goldshare to provide detailed monthly operation plan for a twelve-month period to the Company’s reasonable satisfaction, had not yet been fulfilled.

Goldshare engages in the business of distribution of chassis, capacitors, resistors and enclosures with most of its operations in the PRC. The purchase consideration will be contingently payable at various dates upon achieving certain agreed future earnings levels of Goldshare.

As of December 31, 2012, the Group has advanced RMB26,026 (USD4,177) to Goldshare in connection with this acquisition.

(b)	The Group leases its office facilities under non-cancellable operating leases. The leases have remaining terms up to eighteen months. Rental expense was RMB11,211 (USD1,799), RMB11,197 and RMB10,491 for the years ended December 31, 2012, 2011, and 2010, respectively.

Future minimum lease payments under non-cancellable operating leases as of December 31, 2012 were as follows:

	USD	RMB
Year ending December 31,
2013	832	5,184
2014	109	677

Total	941	5,861

(c)	As of December 31, 2012, the Group has outstanding purchase orders for components from suppliers in the amount of approximately RMB678,479 (USD108,903). The Group does not have any minimum purchase obligations with these suppliers. Other than as disclosed above, the Group had no other contractual obligations, off-balance sheet guarantees or arrangements as of December 31, 2012.